Registration No. 2-78066



                        SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549
                              ------------------
                                   FORM N-1A

     Registration Statement Under The Securities Act of 1933     [ ]
     Pre-Effective Amendment No.                                 [ ]
     Post-Effective Amendment No. 39                             [X]
               and/or
     Registration Statement Under The Investment Company
     Act of 1940                                                 [ ]
     Amendment No. 42                                            [X]

                             ------------------

             Registrant's Name, Address and Telephone Number:
    American Federation of Labor and Congress of Industrial Organizations
                     Housing Investment Trust
                       1717 K Street, N.W.
                          Suite 707
                    Washington, D.C.  20006
                        (202) 331-8055

               Name and Address of Agent for Service:
                        Kenneth G. Lore
               Swidler Berlin Shereff Friedman, LLP
                  3000 K Street, N.W., Suite 300
                     Washington, D.C.  20007

Approximate Date of Proposed Public Offering:

Public Offering Commenced February 9, 1983
                          ------------------
It is proposed that this filing will become effective:

[X]           immediately upon filing pursuant to paragraph (b)
[ ]           on (date) pursuant to paragraph (b)
[ ]          60 days after filing pursuant to paragraph (a)(1)
[ ]           on (date) pursuant to paragraph (a)(1)
[ ]           75 days after filing pursuant to paragraph (a)(2)
[ ]           on (date) pursuant to paragraph (a)(2) of rule 485


If appropriate, check the following box:

[ ]       This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Rule 24f-2(a)(1) Declaration:
     An indefinite number of Units of Beneficial Interest of the Registrant are being registered by this Registration Statement pursuant to Rule 24f-2 under the Investment Company Act of 1940. Registrant's most recent Rule 24f-2 Notice was filed on February 28, 2000 and registration fees totaling $73,212.21 were paid. Future Rule 24f-2 Notices will be filed and further filing fees paid as prescribed in Rule 24f-2.

                           PART A:  Prospectus


   Incorporated herein by reference to "Prospectus" dated July 29, 2002, contained in the HIT's Registration Statement on Form N-1A under the Securities Act of 1933 Post-Effective Amendment No. 38 and the Investment Company Act of 1940 (Amendment No. 41), Registration No. 2-78066, as filed with the SEC on July 29, 2002.

                 PART B:  STATEMENT OF ADDITIONAL INFORMATION


   Incorporated herein by reference to "Statement of Additional Information", contained in the HIT's Registration Statement on Form N-1A under the Securities Act of 1933 Post-Effective Amendment No. 38 and the Investment Company Act of 1940 (Amendment No. 41), Registration No. 2-78066, as filed with the SEC on July 29, 2002.



                       PART C:  OTHER INFORMATION

ITEM 23. EXHIBITS:

     (a)     Copies of the charter as now in effect:

     Declaration of Trust as amended through May 29, 2002. Incorporated by reference to the same document filed as Exhibit 1 to the HIT's Registration Statement on Form N-1A under the Securities Act of 1933 Post-Effective Amendment No. 37 and the Investment Company Act of 1940 (Amendment No.40), Registration No. 2-78066, as filed with the SEC on June 28, 2002.

     (b) Copies of the existing by-laws or instruments corresponding thereto:

     Rules and Regulations as amended through March 15, 1990. Incorporated by reference to the same document filed as Exhibit 2 to the HIT's Registration Statement on Form N-1A under the Securities Act of 1933 Post-Effective Amendment No. 34 and the Investment Company Act of 1940 (Amendment No.37), Registration No. 2-78066, as filed with the SEC on April 27, 2001.

     (c)     Instruments defining Rights of Security Holders:

     Reference is made to Articles V and VI of the Registrant's Declaration of Trust, as amended, filed as Exhibit 1 to the HIT's Registration Statement on Form N-1A under the Securities Act of 1933 Post-Effective Amendment No. 37 and the Investment Company Act of 1940 (Amendment No.40), Registration No. 2-78066, as filed with the SEC on June 28, 2002. Reference is made to Article II of the Registrant's Rules and Regulations, as amended. Incorporated by reference to the same document filed as Exhibit 2 to the HIT's Registration Statement on Form N-1A under the Securities Act of 1933 Post-Effective Amendment No. 34 and the Investment Company Act of 1940 (Amendment No.37), Registration No. 2-78066, as filed with the SEC on April 27, 2001.

     (d) Copies of all investment advisory contracts relating to the management of the assets of the HIT:

     Amended and Restated Investment Advisory Agreement dated May 22, 2000 with Wellington Management Company, LLP. Incorporated by reference to the same document filed as Exhibit 5 to the HIT's Registration Statement on Form N-1A under the Securities Act of 1933 Post-Effective Amendment No. 33 and the Investment Company Act of 1940 (Amendment No.36), Registration No.2-78066, as filed with the SEC on May 31, 2000.

     (e) Copies of each underwriting or distribution contract between the HIT and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers:

     (Not applicable)

     (f) Copies of all bonus, profit sharing, pension, or other similar contracts or arrangements wholly or partly for the benefit of directors or officers of the HIT in their capacity as such; if any such plan is not set forth in a formal document, furnish a reasonably detailed description thereof:

      (1) Summary of AFL-CIO Staff Retirement Plan dated November, 1999. Incorporated by reference to the same document filed as Exhibit 3 to the HIT's Registration Statement on Form N-1A under the Securities Act of 1933 Post-Effective Amendment No. 34 and the Investment Company Act of 1940 (Amendment No.37), Registration No.2-78066, as filed with the SEC on April 27, 2001.

     (2) AFL-CIO Housing Investment Trust 401(k) Retirement Plan, effective as of October 1, 1996. Incorporated by reference to the same document filed as Exhibit 7(c) of the HIT's Registration Statement on Form N-1A under the Securities Act of 1933 (Post-Effective Amendment No. 25) and the Investment Company Act of 1940 (Amendment No. 28), Registration No. 2-78066, as filed with the SEC on April 30, 1997.

     (2)(a) First Amendment dated November 1, 1999 to the AFL-CIO Housing Investment Trust 401(k) Retirement Plan, effective as of October 1, 1996. Incorporated by reference to the same document filed as Exhibit 4 to the HIT's Registration Statement on Form N-1A under the Securities Act of 1933 Post-Effective Amendment No. 34 and the Investment Company Act of 1940 (Amendment No.37), Registration No.2-78066, as filed with the SEC on April 27, 2001.

     (2)(b) Second Amendment dated February 15, 2000 to the AFL-CIO Housing Investment Trust 401(k) Retirement Plan. Incorporated by reference to the same document filed as Exhibit 5 to the HIT's Registration Statement on Form N-1A under the Securities Act of 1933 Post-Effective Amendment No. 34 and the Investment Company Act of 1940 (Amendment No.37), Registration No.2-78066, as filed with the SEC on April 27, 2001.

     (2)(c) Third Amendment dated April 7, 2000 to the AFL-CIO Housing Investment Trust 401(k) Retirement Plan, effective as of October 1, 1996. Incorporated by reference to the same document filed as Exhibit 6 to the HIT's Registration Statement on Form N-1A under the Securities Act of 1933 Post-Effective Amendment No. 34 and the Investment Company Act of 1940 (Amendment No.37), Registration No.2-78066, as filed with the SEC on April 27, 2001.

     (2)(d) Fourth Amendment dated June 23, 2000 to the AFL-CIO Housing Investment Trust 401(k) Retirement Plan, effective as of October 1, 1996. Incorporated by reference to the same document filed as Exhibit 7 to the HIT's Registration Statement on Form N-1A under the Securities Act of 1933 Post-Effective Amendment No. 34 and the Investment Company Act of 1940 (Amendment No.37), Registration No.2-78066, as filed with the SEC on April 27, 2001.

     (2)(e) Fifth Amendment dated September 26, 2000 to the AFL-CIO Housing Investment Trust 401(k) Retirement Plan, effective as of October 1, 1996. Incorporated by reference to the same document filed as Exhibit 8 to the HIT's Registration Statement on Form N-1A under the Securities Act of 1933 Post-Effective Amendment No. 34 and the Investment Company Act of 1940 (Amendment No.37), Registration No.2-78066, as filed with the SEC on April 27, 2001.

     (g)     Copies of all custodian agreements and depository contracts under
Section 17(f) of the Investment Company Act, with respect to securities and similar investments of the HIT, including the schedule of remuneration:

     (1) Master Custodian Agreement with Bankers Trust Company dated February 1, 1998. Incorporated by reference to the same document filed as Exhibit 8 to the HIT's Registration Statement on Form N-1A under the Securities Act of 1933

Post-Effective Amendment No. 30 and the Investment Company Act of 1940 (Amendment No.33), Registration No.2-78066, as filed with the SEC on March 5, 1999.

     (1)(a) Amendment to the Fee Schedule dated December, 2000 of the Master Custodian Agreement with Bankers Trust Company dated February 1, 1998. Incorporated by reference to the same document filed as Exhibit 9 to the HIT's Registration Statement on Form N-1A under the Securities Act of 1933 Post-Effective Amendment No. 34 and the Investment Company Act of 1940 (Amendment No.37), Registration No.2-78066, as filed with the SEC on April 27, 2001.

     (h) Copies of all other material contracts not made in the ordinary course of business which are to be performed in whole or in part at or after the date of filing the Registration Statement:

     (Not applicable)

     (i) An opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will when sold be legally issued, fully paid, and non-assessable:

     Opinion letter and written consent of Swidler Berlin Shereff Friedman, LLP, dated July 29, 2002, filed as Exhibit 1 to the HIT's Registration Statement on Form N-1A under the Securities Act of 1933 Post-Effective Amendment No. 38 and the Investment Company Act of 1940 (Amendment No. 41), Registration No. 2-78066, as filed with the SEC on July 29, 2002.

     (j) Copies of any other opinions, appraisals, or rulings, and consents to the use thereof relied on in the preparation of this Registration Statement and required by Section 7 of the 1933 Act:

     (Not applicable)

     (k) All financial statements omitted from Item 22 of Part B: (Not applicable)

      (l) Copies of any agreements or understandings made in consideration for providing the initial capital between or among the HIT, the underwriter, adviser, promoter, or initial stockholders and written assurances from promoters or initial stockholders that their purchases were made for investment purposes without any present intention of redeeming or reselling:

     (Agreements for Advances, executed September 24, 1981, September 25, 1981, October 19, 1981 and April 16, 1982, previously submitted, have expired.)

     (m) Copies of any plan entered into by the HIT pursuant to Rule 12b-1 under the Investment Company Act, which describes all material aspects of the financing of distribution of the HIT's shares, and any agreements with any person relating to implementation of such plan:

     Plan for Distribution as amended through December 7, 1999. Incorporated by reference to the same document filed as Exhibit 15 to the HIT's Registration Statement on Form N-1A under the Securities Act of 1933 Post-Effective Amendment No. 32 and the Investment Company Act of 1940 (Amendment No.35), Registration No.2-78066, as filed with the SEC on May 1, 2000.

     (n) Copies of any plan entered into by the HIT pursuant to Rule 18f-3, any agreements with any person relating to implementation of such plan, and any amendment to the plan or an agreement.

     (not applicable)

     (o) Reserved

     (p) Copies of any code of ethics adopted under Rule 17j-1 and currently applicable to the Fund (including codes of its investment advisers)

          (1) The HIT Code of Ethics. Incorporated by reference to the same document filed as Exhibit 12 to the HIT's Registration Statement on Form N-1A under the Securities Act of 1933 Post-Effective Amendment No. 34 and the Investment Company Act of 1940 (Amendment No.37), Registration No.2-78066, as filed with the SEC on April 27, 2001.

     (2) The Wellington Management Company, LLP Code of Ethics. Incorporated by reference to the same document filed as Exhibit 13 to the HIT's Registration Statement on Form N-1A under the Securities Act of 1933 Post-Effective Amendment No. 34 and the Investment Company Act of 1940 (Amendment No.37), Registration No.2-78066, as filed with the SEC on April 27, 2001.

     (q)     Other Exhibits:

     (1) Powers of Attorney for Trustees Sweeney, Fleischer, Chavez-Thompson, Latimer, Stanley, Hanley, Hurt, Spear, Ravitch, Maddaloni, Monroe, Stern, Trumka and Wiegert. Incorporated by reference to the same documents filed as Exhibit 18(a) to the HIT's Registration Statement on Form N-1A under the Securities Act of 1933 Post-Effective Amendment No. 32 and the Investment Company Act of 1940 (Amendment No.35), Registration No.2-78066, as filed with the SEC on May 1, 2000.

     (2) Powers of Attorney for Trustees Flynn, O'Sullivan and Sullivan. Incorporated by reference to the same documents filed as Exhibit 18(c) to the HIT's Registration Statement on Form N-1A under the Securities Act of 1933 Post-Effective Amendment No. 33 and the Investment Company Act of 1940 (Amendment No.36), Registration No.2-78066, as filed with the SEC on May 30, 2000.

     (3) Power of Attorney for Trustee O'Connor. Incorporated by reference to the same document filed as Exhibit 4 to the HIT's Registration Statement on Form N-1A under the Securities Act of 1933 Post-Effective Amendment No. 35 and the Investment Company Act of 1940 (Amendment No.38), Registration No. 2-78066, as filed with the SEC on August 30, 2001.

     (4) Powers of Attorney for Executive Officers Coyle, Arnold, Kanovsky and Roark. Incorporated by reference to the same documents filed as Exhibit 18(b) to the HIT's Registration Statement on Form N-1A under the Securities Act of 1933 Post-Effective Amendment No. 32 and the Investment Company Act of 1940 (Amendment No. 35), Registration No. 2-78066, as filed with the SEC on May 1, 2000.

     (5) Powers of Attorney for Executive Officers Fitzgerald and Khatchadourian. Incorporated by reference to the same documents filed as
Exhibit 14 to the HIT's Registration Statement on Form N-1A under the Securities Act of 1933 Post-Effective Amendment No. 34 and the Investment Company Act of 1940 (Amendment No.37), Registration No.2-78066, as filed with the SEC on April 27, 2001.

     (6) Powers of Attorney for Executive Officers Kamiat and Wiggins. Incorporated by reference to the same document filed as Exhibit 3 to the HIT's Registration Statement on Form N-1A under the Securities Act of 1933 Post-Effective Amendment No. 36 and the Investment Company Act of 1940 (Amendment No.39), Registration No. 2-78066, as filed with the SEC on April 30, 2002.

     (7) Statement of Key Housing Investment Trust Obligations is filed as
Exhibit 1 to this Registration Statement.


ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

          None.

ITEM 25. INDEMNIFICATION.

     Pursuant to Section 4.8 of the HIT's Declaration of Trust (see Exhibit
(a) under "Exhibits" above), each Trustee and officer and each former Trustee and officer shall be indemnified against fines, judgments, amounts paid in settlement and expenses, including attorney's fees, actually and reasonably incurred in connection with any pending or threatened criminal action, civil suit or administrative or investigative proceeding (any "matter") against him or her arising by reason of the fact that he or she is or was a Trustee or officer of the HIT, or by reason of actions taken by him or her as such Trustee or officer, if it is found that his or her liability does not result from willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office ("disabling conduct"). The finding that liability does not arise from disabling conduct may be made in a final decision by a court or other body before which the matter giving rise to the expense or liability was brought or, in the absence of such a decision, by (a) the vote of a majority of a quorum of Trustees who are neither "interested persons" of the HIT as defined in Section 2(a)(19) of the Investment Company Act of 1940 nor parties to such matter ("disinterested non-party trustees") or (b) an independent legal counsel in a written opinion. Expenses of the kind eligible for indemnification may be paid as incurred by a Trustee or officer in advance of final disposition of a matter upon receipt of an undertaking by the recipient to repay such amount unless it is ultimately determined that he is entitled to indemnification hereunder if
(a) the indemnitee provides security for his or her undertaking, (b) the HIT is insured for losses arising by reason of any lawful advances or (c) a majority of a quorum of disinterested non-party Trustees or independent legal counsel (in a written opinion) determines, based on a review of readily available facts, that there is reason to believe that the indemnitee ultimately will be found entitled to indemnification. Section 4.8 is intended to provide indemnification to Trustees and officers to the full extent permitted by law and is to be construed and enforced to that extent.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

     The principal business address of Wellington Management Company, LLP ("Wellington Management") is 75 State Street, Boston, Massachusetts 02109. Wellington Management is an investment adviser registered under the Investment Advisers Act of 1940. A list of the business, profession, vocation or employment of a substantial nature that Wellington Management, and each director, officer or partner of Wellington Management, is or has been engaged within the last two fiscal years for his or her own account or in the capacity of director, employee, partner or trustee follows.


------------------------------------------------------------------------------
-------------------
Name and Position With
Investment Adviser                   Name of Other Company     Connection With
Other Company
------------------------------------------------------------------------------
-------------------
Kenneth Lee Abrams
  Partner                                    --
--

Nicholas Charles Adams
  Partner                                    --
--

Rand Lawrence Alexander
  Partner                                    --
--

Deborah Louise Allinson
  Partner                         Wellington Trust Company, NA
Vice President

Steven C. Angeli
  Partner                                    --
--

James Halsey Averill
  Partner                                    --
--

John F. Averill
  Partner                         Wellington Hedge Management, Inc.
Vice President

Karl E. Bandtel
  Partner                         Wellington Global Administrator, Ltd.    Sr.
Vice President
                                  Wellington Global Holdings, Ltd.         Sr.
Vice President
                                  Wellington Hedge Management, Inc.        Sr.
Vice President

Mark James Beckwith
  Partner                                     --
--

James A. Bevilacqua
  Partner                         Wellington Hedge Management, Inc.
Sr. Vice President
                                  Wellington Global Holdings, Ltd.
Sr. Vice President
                                  Wellington Global Administrator, Ltd.
Sr. Vice President

Kevin J. Blake
  Partner                                     --
 --

William Nicholas Booth
  Partner                                     --
 --

Michael J. Boudens
  Partner                          Wellington Global Administrator, Ltd.
Sr. Vice President
                                   Wellington Hedge Management, Inc.
Sr. Vice President

Paul Braverman
  Partner                          Wellington Global Administrator, Ltd.
Treasurer
                                   Wellington Global Holdings, Ltd.
Treasurer
                                   Wellington Hedge Management, Inc.
Treasurer
                                   Wellington International Management
Director
                                     Company Pte Ltd.
                                   Wellington Management Global
Treasurer
                                     Holdings, Ltd.
                                   Wellington Management International, LLP
Partner & CFO
                                   Wellington Sales Corporation
President & Treasurer
                                   Wellington Trust Company, NA
Vice President &

Treasurer/Cashier

Robert A. Bruno
  Partner                                        --
    --

Maryann Evelyn Carroll
  Partner                                        --
    --

William R.H. Clark
  Partner                          Wellington International Management
                                      Company Pte Ltd.
Managing Director

------------------------------------------------------------------------------
-------------------
Name and Position With
Investment Adviser                   Name of Other Company     Connection With
Other Company
------------------------------------------------------------------------------
-------------------
Pamela Dippel
  Partner                          Wellington Trust Company, NA
Vice President

Scott M. Elliott
  Partner                                      --
   --

Robert Lloyd Evans
  Partner                                      --
   --

Lisa de la Fuente Finkel
  Partner                           Wellington Global Administrator, Ltd.
Sr. Vice President &

Director
                                    Wellington Global Holdings, Ltd.
Director
                                    Wellington Hedge Management, Inc.
Sr. Vice President
                                    Wellington Luxembourg S.C.A.
Supervisory Board
                                    Wellington Management Global
                                       Holdings, Ltd.
Director
                                    Wellington Sales Corporation
Sr. Vice President
                                                                             &
Director

Mark T. Flaherty
  Partner                           Wellington Trust Company, NA
Vice President

Charles Townsend Freeman
  Partner                                        --
    --

Laurie Allen Gabriel
  Managing Partner                  Wellington Global Administrator, Ltd.
Sr. Vice President
                                    Wellington Hedge Management, Inc.
Sr. Vice President

& Director
                                    Wellington Trust Company, NA
Vice President

John Herrick Gooch
  Partner                           Wellington Global Administrator, Ltd.
Director
                                    Wellington Global Holdings, Ltd.
Director
                                    Wellington Hedge Management, Inc.
President
                                    Wellington Management Global
Director
                                       Holdings, Ltd.
                                    Wellington Management International, LLP
Partner
                                    Wellington Trust Company, NA
Vice President &

Director
Nicholas Peter Greville
  Partner                           Wellington Global Administrator, Ltd.
Sr. Vice President
                                    Wellington International Management
Director
                                      Company Pte Ltd.
                                    Wellington Management International, LLP
Partner

Paul J. Hamel
  Partner                            Wellington Trust Company, NA
Vice President

Lucius Tuttle Hill, III
  Partner                                         --
    --

Jean M. Hynes
  Partner                                         --
    --

Paul David Kaplan
  Partner                            Wellington Global Administrator, Ltd.
Director
                                     Wellington Global Holdings, Ltd.
Director
                                     Wellington Management Global
                                          Holdings, Ltd.
Director
Lorraine A. Keady
  Partner                            Wellington Hedge Management, Inc.
Sr. Vice President
                                     Wellington Trust Company, NA
Vice President,

Trust Officer

John Charles Keogh
  Partner                            Wellington Trust Company, NA
Vice President

------------------------------------------------------------------------------
-------------------
Name and Position With
Investment Adviser                   Name of Other Company         Connection
With Other Company
------------------------------------------------------------------------------
-------------------
George Cabot Lodge, Jr.
  Partner                            Wellington Global Admini-             Sr.
Vice President
                                        strator, Ltd.
                                     Wellington Hedge Management, Inc.     Sr.
Vice President

Nancy Therese Lukitsh
  Partner                            Wellington Global Administrator, Ltd. Sr.
Vice President
                                     Wellington Hedge Management, Inc.     Sr.
Vice President
                                     Wellington Trust Company, NA
Vice President &

Director

Mark Thomas Lynch
  Partner                                       --
   --

Mark D. Mandel
  Partner                                       --
   --

Christine Smith Manfredi
  Partner                            Wellington Global Administrator, Ltd.
Sr. Vice President
                                     Wellington Global Holdings, Ltd.
Sr. Vice President
                                     Wellington Hedge Management, Inc.
Sr. Vice President
                                     Wellington Trust Company, NA
Vice President

Earl Edward McEvoy
  Partner                                        --
     --

Duncan Mathieu McFarland
  Managing Partner                   Wellington Global Administrator, Ltd.
Director
                                     Wellington Global Holdings, Ltd.
Director
                                     Wellington Hedge Management, Inc.
Chairman & Director
                                     Wellington International Management
Director
                                        Company Pte Ltd.
                                     Wellington Management Global
Director
                                        Holdings, Ltd.
                                     Wellington Management International, LLP
Partner
                                     Wellington Trust Company, NA
Vice President &

Director
Paul Mulford Mecray III
  Partner                                         --
    --

Matthew Edward Megargel
  Partner                                         --
    --

James Nelson Mordy
  Partner                                         --
    --

Diane Carol Nordin
  Partner                             Wellington Global Administrator, Ltd.
Sr. Vice President
                                      Wellington Hedge Management, Inc.
Sr. Vice President

Stephen T. O'Brien
  Partner                                         --
    --

Andrew S. Offit
  Partner                                         --
    --

Edward Paul Owens
  Partner                                         --
    --

Saul Joseph Pannell
  Partner                                         --
    --

Thomas Louis Pappas
  Partner                                         --
    --

------------------------------------------------------------------------------
-------------------
Name and Position With
Investment Adviser                   Name of Other Company          Connection
With Other Company
------------------------------------------------------------------------------
-------------------
Jonathan Martin Payson
  Partner                       Wellington Global Admini-             Chairman
& Director
                                   strator, Ltd.
                                Wellington Global Holdings, Ltd.      Chairman
& Director
                                Wellington Management Global          Chairman
& Director
                                  Holdings, Ltd.
                                Wellington Sales Corporation          Sr. Vice
President
                                Wellington Trust Company, NA
President, Chairman of the
                                                                      Board,
Director

Philip H. Perelmuter
  Partner                                  --
--

Robert Douglas Rands
  Partner                                  --
--

Eugene Edward Record, Jr.
  Partner                        Wellington Trust Company, NA          Vice
President

James Albert Rullo
  Partner                                  --
--

John Robert Ryan
  Managing Partner               Wellington Hedge Management, Inc.
Director

Joseph Harold Schwartz
  Partner                                  --
--

James H. Shakin
  Partner                                  --
--

Theodore Shasta
  Partner                                  --
--

Binkley Calhoun Shorts
  Partner                                  --
--

Scott E. Simpson
  Partner                                  --
--

Trond Skramstad
  Partner                                  --
--

Catherine Anne Smith
  Partner                                   --
--

Stephen Albert Soderberg
  Partner                                   --
--

Eric Stromquist
  Partner                                   --
--

Brendan James Swords
  Partner                          Wellington Global Administrator, Ltd.
President & Director
                                   Wellington Global Holdings, Ltd.
President & Director
                                   Wellington Hedge Management, Inc.
Sr. Vice President
                                   Wellington Management Global
President & Director
                                      Holdings, Ltd.

Harriett Tee Taggart
  Partner                                     --
--

Perry Marques Traquina
  Partner                                     --
--

Gene Roger Tremblay
  Partner                                     --
--

Michael Aaron Tyler
  Partner                                     --
--


------------------------------------------------------------------------------
-------------------
Name and Position With
Investment Adviser                 Name of Other Company           Connection
With Other Company
------------------------------------------------------------------------------
-------------------
Mary Ann Tynan
  Partner                       Wellington Luxembourg S.C.A.       Supervisory
Board
                                Wellington Management Inter-       Partner &
Compliance Officer
                                  national, LLP
                                Wellington Sales Corporation       Sr. Vice
President, Clerk
                                                                   & Director
                                Wellington Trust Company, NA       Vice
President & Trust Officer

Nilesh P. Undavia
  Partner                       Wellington Global Holdings, Ltd.   Vice
President

Clare Villari
  Partner                                  --
--

Ernst Hans von Metzsch
  Partner                       Wellington Global Administrator, Ltd. Sr. Vice
President
                                Wellington Global Holdings, Ltd.      Sr. Vice
President
                                Wellington Hedge Management, Inc.     Sr. Vice
President

James Leland Walters
  Partner                       Wellington Global Administrator, Ltd. Deputy
Chairman & Director
                                Wellington Global Holdings, Ltd.      Deputy
Chairman & Director
                                Wellington International Management   Director
                                  Company Pte Ltd.
                                Wellington Luxembourg S.C.A.
Supervisory Board
                                Wellington Management Global          Deputy
Chairman, Sr. Vice
                                   Holdings, Inc.
President & Director
                                Wellington Sales Corporation          Sr. Vice
President, Assist-
                                                                      ant
Clerk & Director
                                Wellington Trust Company, NA          Trust
Counsel & Director

Kim Williams
  Partner                                     --
  --

Itsuki Yamashita
  Partner                       Wellington International Management

     Please note the principal business address for Wellington Hedge Management, Inc., Wellington Management International, LLP, Wellington Sales Corporation and Wellington Trust Company, NA is the same as Wellington Management. The principal business address for Wellington International Management Company Pte Ltd. is Six Battery Road, Ste. 17-06, Singapore 049909. The principal business address for Wellington Global Administrator, Ltd., Wellington Global Holdings, Ltd. and Wellington Management Global Holdings, Ltd. is Clarendon House, 2 Church Street, PO Box HM 666, Hamilton HMCX, Bermuda. The principal business address for Wellington Luxembourg S.C.A. is 33, boulevard Prince Henri, L-2014 Luxembourg.


ITEM 27. PRINCIPAL UNDERWRITERS.

     None.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS.

     All accounts, books, and other documents required to be maintained by
Section 31(a) of the Investment Company Act and Rules 31a-1 to 31a-3 thereunder are maintained in the possession of the Chief Executive Officer of the Trust, 1717 K Street, N.W., Suite 707, Washington, D.C. 20036.

ITEM 29. MANAGEMENT SERVICES.

     None.

ITEM 30. UNDERTAKINGS.

     None.

                              SIGNATURES
                              ----------

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Washington, District of Columbia on the 27th day of September, 2002.

                                     AMERICAN FEDERATION OF LABOR AND
                                     CONGRESS OF INDUSTRIAL ORGANIZATIONS
                                     HOUSING INVESTMENT TRUST

                                     By:           *
                                         ------------------------------
                                         Stephen Coyle
                                         Chief Executive Officer

     Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on the 27th day of September, 2002:

            *
-----------------------------
Richard Ravitch
Chairman

            *
----------------------------
Linda Chavez-Thompson
Union Trustee

            *
----------------------------
Edward C. Sullivan
Union Trustee

            *
----------------------------
Francis X. Hanley
Union Trustee

            *
----------------------------
Frank Hurt
Union Trustee

            *
----------------------------
John J. Flynn
Union Trustee


            *
----------------------------
Martin J. Maddaloni
Union Trustee

            *
----------------------------
Michael E. Monroe
Union Trustee

            *
----------------------------
Jeremiah J. O'Connor
Union Trustee

            *
---------------------------
Terence M. O'Sullivan
Union Trustee

             *
---------------------------
Andrew Stern
Union Trustee

             *
---------------------------
John Sweeney
Union Trustee

             *
---------------------------
Richard L. Trumka
Union Trustee

             *
---------------------------
Alfred J. Fleischer
Management Trustee


             *
---------------------------
George Latimer
Management Trustee

             *
---------------------------
Tony Stanley
Management Trustee

             *
---------------------------
Marlyn J. Spear
Management Trustee

             *
---------------------------
Patricia F. Wiegert
Management Trustee

             *
--------------------------
Stephen Coyle
Chief Executive Officer (Principal
Executive Officer)


            *
-------------------------
Michael M. Arnold
Senior Executive Vice President
Marketing, Investor and Labor Relations



            *
-------------------------
Eileen Fitzgerald
Chief Investment Officer -
Single Family Finance

            *
-------------------------
Helen R. Kanovsky
Chief Operating Officer

            *
-------------------------
Walter Kamiat
General Counsel

            *
-------------------------
Erica Khatchadourian
Executive Vice President -
Finance and Administration


            *
--------------------------
Patton H. Roark, Jr.
Executive Vice President - Investments;
and Portfolio Manager


            *
--------------------------
Stephanie Wiggins
Chief Investment Officer
Multifamily Finance

* Helen R. Kanovsky, by signing her name hereto, signs this document on behalf of each of the persons so indicated above pursuant to powers of attorney duly executed by such person and previously filed with the SEC.


                                /s/ Helen R. Kanovsky
                                ---------------------------------
                                    Helen R. Kanovsky

                                INDEX TO EXHIBITS

     1.  Statement of Key Housing Investment Trust Obligations.